Fair Value Measurements (Details) - Schedule of air value on a recurring basis - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 04, 2020	Dec. 31, 2019
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Warrants and Rights Outstanding, Term			5 years
Warrants price, per share (in Dollars per share)	$ 1.50	$ 1.50	$ 1.50
Initial fair value measurement of warrants				$ 23,053,333
Warrant liabilities		$ 23,400,000	$ 30,680,000	$ 23,053,333	$ 0
Warrants and Rights Outstanding, Value Per Warrant				$ 1.33
Class Of Warrant Or Right, Redemption Value			$ 18.00
Class A Common Stock
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1
Public Warrant
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			0.33
Warrant liabilities		15,525,000	$ 20,355,000	$ 15,295,000	0
Private Placement Warrant
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Warrant liabilities		7,875,000	10,325,000	$ 7,758,333	$ 0
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Marketable securities held in Trust Account		345,006,438	345,012,580
Level 1 [Member] | Public Warrant
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Warrant liabilities		15,525,000
Fair Value, Inputs, Level 2 | Private Placement Warrant
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Warrant liabilities		$ 7,875,000
Fair Value, Inputs, Level 3 | Public Warrant
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Warrant liabilities			20,355,000
Fair Value, Inputs, Level 3 | Private Placement Warrant
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Warrant liabilities			$ 10,325,000